Schedule of Investments (unaudited) October 31, 2019	iShares® Core Aggressive Allocation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Domestic Equity — 40.4%
iShares Core S&P 500 ETF(a)	1,178,227	$359,323,888
iShares Core S&P Mid-Cap ETF(a)	140,685	27,477,188
iShares Core S&P Small-Cap ETF(a)	150,662	11,965,576

		398,766,652

Domestic Fixed Income — 16.9%
iShares Core Total USD Bond Market ETF(a)(b)	3,178,515	166,585,971

International Equity — 39.6%
iShares Core MSCI Emerging Markets ETF(a)	1,659,302	84,906,483
iShares Core MSCI International Developed Markets ETF(a)	5,374,392	304,996,746

		389,903,229

International Fixed Income — 3.0%
iShares Core International Aggregate Bond ETF(a)	530,458	29,382,069

Total Investment Companies — 99.9% (Cost: $899,314,497)		984,637,921

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.00%(a)(c)(d)	2,175,941	2,177,029

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.74%(a)(c)	883,000	$883,000

		3,060,029

Total Short-Term Investments — 0.3% (Cost: $3,060,030)		3,060,029

Total Investments in Securities — 100.2% (Cost: $902,374,527)		987,697,950

Other Assets, Less Liabilities — (0.2)%		(2,159,585)

Net Assets — 100.0%		$985,538,365

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Shares Purchased	Shares Sold		Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	9,002,134	—	(6,826,193	)(a)	2,175,941	$2,177,029	$22,998	(b)	$(903)	$(35)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,064,000	—	(181,000	)(a)	883,000	883,000	7,193		—	—
iShares Core International Aggregate Bond ETF	538,028	24,736	(32,306)		530,458	29,382,069	177,476		26,115	100,571
iShares Core MSCI Emerging Markets ETF	1,507,855	164,446	(12,999)		1,659,302	84,906,483	—		7,929	1,506,361
iShares Core MSCI International Developed Markets ETF	4,950,463	466,604	(42,675)		5,374,392	304,996,746	—		145	14,799,441
iShares Core S&P 500 ETF	1,245,748	57,280	(124,801)		1,178,227	359,323,888	1,847,072		8,739,816	(1,440,399)
iShares Core S&P Mid-Cap ETF	132,232	9,593	(1,140)		140,685	27,477,188	113,488		56,362	(180,672)
iShares Core S&P Small-Cap ETF	142,979	8,916	(1,233)		150,662	11,965,576	40,808		23,567	6,667
iShares Core Total USD Bond Market ETF	3,215,410	147,840	(184,735)		3,178,515	166,585,971	1,275,433		123,215	2,218,964

						$987,697,950	$3,484,468		$8,976,246	$17,010,898

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	5	12/20/19	$759	$16,355

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Core Aggressive Allocation ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$984,637,921	$—	$—	$984,637,921
Money Market Funds	3,060,029	—	—	3,060,029

	$987,697,950	$—	$—	$987,697,950

Derivative financial instruments(a)
Assets
Futures Contracts	$16,355	$—	$—	$16,355

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

2